Investments Investments	12 Months Ended
Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Investments
In June 2017, we signed an agreement with Howard Energy Partners (“Howard”) to jointly develop oil gathering and natural gas processing infrastructure in the Stateline area of the Delaware Basin. Under the terms of the agreement, WPX and Howard each have a 50 percent voting interest in the newly formed joint venture legal entity, Catalyst Midstream Partners LLC (“Catalyst”) and a Howard entity will serve as operator. In addition to a $300 million cash contribution, Howard is obligated to fund the first $263 million of joint venture capital expenditures. At closing in October 2017, WPX contributed subsidiaries holding crude oil gathering and natural gas processing assets already in service and/or under construction, with a net book value of approximately $53 million. WPX also paid $11 million for advisory services and legal fees on the transaction. Howard contributed $439 million in cash at closing, $139 million of which applies to the $263 million carry obligation of Howard including $49 million for capital expenditures from January 1, 2017 to closing. Concurrently, WPX received a $300 million special distribution plus the $49 million for capital expenditures from Catalyst. We will account for our investment in Catalyst as an equity method investment. In connection with the joint venture, a consolidated subsidiary of WPX dedicated production from its current and future leasehold interest in the Stateline area, representing 50,000 net acres in the Delaware Basin, pursuant to 20 year fixed-fee oil gathering and natural gas processing agreements with subsidiaries of Catalyst. The agreements do not include any minimum volume commitments. As of December 31, 2017, our investment in Catalyst is $64 million. We have deferred recognition of the $349 million and will recognize it over the 20 years based on production volumes as a deduction to gathering, processing and transportation expense. The $349 million is reported within other noncurrent liabilities on the Consolidated Balance Sheet.